UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
           --------------------------------------------------
Address:   20 Dayton Avenue
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ Douglas C. Floren      Greenwich, Connecticut          05/13/02
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             38
                                               -------------

Form 13F Information Table Value Total:           241,053
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
Abgenix Inc                       Common Stock   00339B107    1,162   61,500  SH        sole                61,500
------------------------------------------------------------------------------------------------------------------------------------
Advanced Neuromodulation Sys      Common Stock   00757T101   20,459  610,000  SH        sole               610,000
------------------------------------------------------------------------------------------------------------------------------------
Amgen Inc                         Common Stock   031162100   17,874  299,500  SH        sole               299,500
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Andrx Group                       Common Stock   034553107    1,138   30,000  SH        sole                30,000
------------------------------------------------------------------------------------------------------------------------------------
Applied Molecular Evolution Inc   Common Stock   03823E108    6,867  798,500  SH        sole               798,500
------------------------------------------------------------------------------------------------------------------------------------
Arena Pharmaceuticals Inc         Common Stock   040047102      996  100,000  SH        sole               100,000
------------------------------------------------------------------------------------------------------------------------------------
Astrazeneca PLC                   Sponsored ADR  046353108    6,680  134,700  SH        sole               134,700
------------------------------------------------------------------------------------------------------------------------------------
Cephalon Inc                      Common Stock   156708109    8,852  140,500  SH        sole               140,500
------------------------------------------------------------------------------------------------------------------------------------
Cima Labs Inc                     Common Stock   171796105    1,266   47,500  SH        sole                47,500
------------------------------------------------------------------------------------------------------------------------------------
Enzon Inc                         Common Stock   293904108   14,109  319,000  SH        sole               319,000
------------------------------------------------------------------------------------------------------------------------------------
Epix Medical Inc                  Common Stock   26881Q101    8,855  700,000  SH        sole               700,000
------------------------------------------------------------------------------------------------------------------------------------
Exact Sciences Corp               Common Stock   30063P105    8,066  829,000  SH        sole               829,000
------------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                     Com New        368710406   13,218  262,000  SH        sole               262,000
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc               Common Stock   375558103    1,656   46,000  SH        sole                46,000
------------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences Inc         Common Stock   444903108    5,905  271,000  SH        sole               271,000
------------------------------------------------------------------------------------------------------------------------------------
Idec Pharmaceuticals Corp         Common Stock   449370105      354    5,500  SH        sole                 5,500
------------------------------------------------------------------------------------------------------------------------------------
Immunomedics Inc                  Common Stock   452907108    4,882  257,500  SH        sole               257,500
------------------------------------------------------------------------------------------------------------------------------------
Impax Laboratories Inc            Common Stock   45256B101      829  119,500  SH        sole               119,500
------------------------------------------------------------------------------------------------------------------------------------
Incara Pharmaceuticals Corp       Common Stock   45324E103      481  572,200  SH        sole               572,200
------------------------------------------------------------------------------------------------------------------------------------
Intermune Inc                     Common Stock   45884X103    4,562  151,700  SH        sole               151,700
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                 Common Stock   478160104    6,871  105,790  SH        sole               105,790
------------------------------------------------------------------------------------------------------------------------------------
Lilly Eli & Co                    Common Stock   532457108      991   13,000  SH        sole                13,000
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Medarex Inc                       Common Stock   583916101    6,532  405,000  SH        sole               405,000
------------------------------------------------------------------------------------------------------------------------------------
Medimmune Inc                     Common Stock   584699102    1,597   40,600  SH        sole                40,600
------------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc                     Common Stock   585055106    2,701   59,751  SH        sole                59,751
------------------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals I      Common Stock   599902103    7,864  352,500  SH        sole               352,500
------------------------------------------------------------------------------------------------------------------------------------
Myriad Genetics Inc               Common Stock   62855J104    8,009  239,000  SH        sole               239,000
------------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals Inc           Common Stock   671040103   20,534  524,500  SH        sole               524,500
------------------------------------------------------------------------------------------------------------------------------------
Pharmacia Corp                    Common Stock   71713U102    8,123  579,679  SH        sole               579,679
------------------------------------------------------------------------------------------------------------------------------------
Regeneron Pharmaceuticals         Common Stock   75886F107    5,373  215,000  SH        sole               215,000
------------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp              Common Stock   806605101   17,184  549,000  SH        sole               549,000
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Sepracor Inc                      Common Stock   817315104   10,664  549,700  SH        sole               549,700
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Thoratec Corp                     Com New        885175307      657   60,000  SH        sole                60,000
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Transkaryotic Therapies Inc       Common Stock   893735100    7,319  170,000  SH        sole               170,000
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Valentis Inc                      Common Stock   91913E104       35   12,596  SH        sole                12,596
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Vertex Pharmaceuticals Inc        Common Stock   92532F100    6,129  220,000  SH        sole               220,000
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Visible Genetics Inc              Common Stock   92829S104      820  120,000  SH        sole               120,000
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Xoma Ltd                          ORD            G9825R107    1,439  167,500  SH        sole               167,500
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